Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Schedule of inventories	The Company had the following inventories at the end of each reporting period:
	December 31,
	2025	2024
	$	$
Raw materials	585	737
Work in progress	620	1,655
Finished goods	102	299
	1,307	2,691